SHARE-BASED PAYMENTS - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details) - 0-0.70 [Member]	12 Months Ended
	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 CAD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance | shares	4,840,000	1,050,000
Granted | shares	665,000	3,790,000
Exercised | shares	0	0
Forfeiture | shares	0	0
Expired | shares	0	0
Closing balance | shares	5,505,000	4,840,000
Weighted average remaining contractual life (years)	3 years 25 days	3 years 11 months 12 days
Vested and exercisable | $	5,153,750	2,007,500
Unvested | $	351,250	2,832,500
Weighted average exercise price of share options outstanding opening balance | $ / shares	$ 0.27	$ 0.12
Weighted average exercise price of share options granted | $ / shares	0.54	0.31
Weighted average exercise price of share options outstanding closing balance | $ / shares	0.30	0.27
Weighted average exercise price of share options vested and exercisable | $ / shares	0.30	0.14
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price range | $ / shares	0	0
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price range | $ / shares	$ 0.70	$ 0.70